2025 QUARTERLY REPORT
Russell Investments Exchange Traded Funds
JUNE 30, 2025
FUND
U.S. Small Cap Equity Active ETF
International Developed Equity Active ETF
Global Equity Active ETF
Emerging Markets Equity Active ETF
Global Infrastructure Active ETF

Russell Investments
Exchange Traded Funds
Russell Investments Exchange
Traded Funds is a series
investment company with five
different investment portfolios
referred to as Funds. This
Quarterly Report reports on each
of these Funds.

Page
U.S. Small Cap Equity Active ETF 3
International Developed Equity Active ETF 9
Global Equity Active ETF 15
Emerging Markets Equity Active ETF 22
Global Infrastructure Active ETF 29
Notes to Schedules of Investments 32
Notes to Quarterly Report 33
Russell Investments Exchange Traded Funds
Quarterly Report
June 30, 2025 (Unaudited)
Table of Contents

Russell Investments Exchange Traded Funds
Copyright © Russell Investments 2025. All rights reserved.
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this material. Please read the prospectus carefully before investing.
Russell Investments Exchange Traded Funds are distributed by Foreside Fund Services, LLC.

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Active ETF 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.5%
Consumer Discretionary - 12.4%
Academy Sports & Outdoors, Inc. 899 40
Adtalem Global Education, Inc.(Æ) 445 57
Advance Auto Parts, Inc. 1,157 54
American Outdoor Brands, Inc.(Æ) 6,579 69
API Group Corp.(Æ) 722 37
Atmus Filtration Technologies, Inc. 1,959 71
Axon Enterprise, Inc.(Æ) 37 31
Blade Air Mobility, Inc.(Æ) 12,796 52
Boot Barn Holdings, Inc.(Æ) 428 65
Boyd Gaming Corp. 445 35
Brinker International, Inc.(Æ) 445 79
Brunswick Corp. 899 50
Cadre Holdings, Inc. 337 11
Caleres, Inc. 5,332 65
Cavco Industries, Inc.(Æ) 86 37
Dana Holding Corp. 2,864 49
Douglas Dynamics, Inc. 1,782 53
Driven Brands Holdings, Inc.(Æ) 2,063 36
First Watch Restaurant Group, Inc.(Æ) 2,241 36
FirstCash Holdings, Inc. 356 48
Genesco, Inc.(Æ) 2,513 49
Genius Sports, Ltd.(Æ) 3,576 37
Golden Entertainment, Inc. 2,553 75
Green Brick Partners, Inc.(Æ) 623 39
Haverty Furniture Cos., Inc. 2,679 55
IAC, Inc.(Æ) 1,168 44
International Game Technology PLC 1,825 29
KB Home 657 35
Kura Sushi USA, Inc. Class A(Æ) 801 69
Lear Corp. 455 43
Legacy Education, Inc.(Æ) 5,810 65
Leonardo DRS, Inc. 1,157 54
Liberty Latin America, Ltd. Class C(Æ) 10,555 66
Life Time Group Holdings, Inc.(Æ) 1,602 49
Lincoln Educational Services Corp.(Æ) 2,508 58
Magnite, Inc.(Æ) 3,392 81
Marriott Vacations Worldwide Corp. 712 51
Matthews International Corp. Class A 2,005 48
Meritage Homes Corp. 730 49
Newell Brands, Inc. 3,562 19
Nexstar Media Group, Inc. Class A 267 46
OneSpaWorld Holdings, Ltd. 3,575 73
Papa John's International, Inc. 1,621 79
Patrick Industries, Inc. 453 42
Potbelly Corp.(Æ) 4,466 55
PriceSmart, Inc. 445 47
QuinStreet, Inc.(Æ) 2,152 35
Reservoir Media, Inc.(Æ) 4,568 35
Rush Street Interactive, Inc.(Æ) 4,644 69
SharkNinja, Inc.(Æ) 292 29
Signet Jewelers, Ltd. 623 50
Sportradar Holding AG Class A(Æ) 712 20
Stride, Inc.(Æ) 365 53
Taylor Morrison Home Corp. Class A(Æ) 979 60
Texas Roadhouse, Inc. Class A 260 49
Thor Industries, Inc. 534 47
TripAdvisor, Inc.(Æ) 4,542 59
United Parks & Resorts, Inc.(Æ) 801 38
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Universal Technical Institute, Inc.(Æ) 1,424 48
Wingstop, Inc. 131 44
Winmark Corp. 35 13
Wolverine World Wide, Inc. 2,946 53
Wyndham Hotels & Resorts, Inc. 365 30
3,064
Consumer Staples - 2.9%
Calavo Growers, Inc. 2,152 57
Chefs' Warehouse Holdings, Inc. (The)(Æ) 890 57
J&J Snack Foods Corp. 356 40
Lancaster Colony Corp. 267 46
National Vision Holdings, Inc.(Æ) 3,131 72
Nomad Foods, Ltd. 2,044 35
Primo Brands Corp. Class A 1,387 41
Quanex Building Products Corp. 4,233 80
Sprouts Farmers Market, Inc.(Æ) 712 118
Utz Brands, Inc. 2,597 33
Vita Coco Co., Inc. (The)(Æ) 1,246 45
Vital Farms, Inc.(Æ) 1,335 51
WD-40 Co. 120 27
702
Energy - 3.5%
Aris Water Solutions, Inc. Class A 2,419 57
Delek US Holdings, Inc. 4,832 101
DNOW, Inc.(Æ) 2,597 39
HF Sinclair Corp. 1,335 55
Liberty Energy, Inc. Class A 888 10
Matador Resources Co. 890 42
Matrix Service Co.(Æ) 3,220 44
Murphy Oil Corp. 1,321 30
NPK International, Inc.(Æ) 11,707 99
Oceaneering International, Inc.(Æ) 1,885 39
Patterson-UTI Energy, Inc. 4,147 25
RPC, Inc. 14,109 67
Select Water Solutions, Inc. Class A 5,979 52
SM Energy Co. 1,539 38
Solaris Energy Infrastructure, Inc. Class A 1,691 48
TechnipFMC PLC 1,246 43
TETRA Technologies, Inc.(Æ) 9,788 33
Warrior Met Coal, Inc. 254 12
World Kinect Corp. 1,335 38
872
Financial Services - 23.9%
Acadia Realty Trust(ö) 987 18
Agree Realty Corp.(ö) 445 33
Air Lease Corp. Class A 979 57
Ally Financial, Inc. 1,424 55
Alpine Income Property Trust, Inc.(ö) 4,163 61
Ameris Bancorp 712 46
Assured Guaranty, Ltd. 356 31
Banc of California, Inc. 2,864 40
Banco Latinoamericano de Comercio
Exterior SA Class E 979 39
Bank of NT Butterfield & Son, Ltd. (The) 801 35
Bank7 Corp. 801 34
BankUnited, Inc. 991 35

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Small Cap Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BGC Group, Inc. Class A 7,239 74
Bowhead Specialty Holdings, Inc.(Æ) 657 25
Bread Financial Holdings, Inc. 890 51
Brixmor Property Group, Inc.(ö) 1,424 37
Broadstone Net Lease, Inc.(ö) 2,419 39
Business First Bancshares, Inc. 2,330 57
Cadence Bank 1,614 52
Camden Property Trust(ö) 445 50
Cannae Holdings, Inc. 1,885 39
Capital Bancorp, Inc. 1,246 42
Capital City Bank Group, Inc. 1,154 45
CNO Financial Group, Inc. 1,246 48
Cohen & Steers, Inc. 438 33
Community Bank System, Inc. 887 50
Community Healthcare Trust, Inc.(ö) 4,262 71
Compass, Inc. Class A(Æ) 5,550 35
Corebridge Financial, Inc. 1,157 41
CTO Realty Growth, Inc.(ö) 2,588 45
Cullen/Frost Bankers, Inc. 270 35
Dave, Inc.(Æ) 359 97
Dime Community Bancshares, Inc. 1,691 46
Enterprise Financial Services Corp. 886 49
Esquire Financial Holdings, Inc. 445 42
Everest Re Group, Ltd. 107 36
EZCORP, Inc. Class A(Æ) 2,241 31
FB Financial Corp. 801 36
Federal Agricultural Mortgage Corp. Class
C 356 69
First BanCorp 2,495 52
First Commonwealth Financial Corp. 2,419 39
First Community Corp. 1,885 46
First Industrial Realty Trust, Inc.(ö) 623 30
First Mid Bancshares, Inc. 1,245 47
FTAI Aviation, Ltd. 712 82
Genworth Financial, Inc. Class A(Æ) 5,461 42
German American Bancorp, Inc. 1,246 48
Getty Realty Corp.(ö) 1,602 44
Glacier Bancorp, Inc. 1,246 54
Globe Life, Inc. 363 45
Guaranty Bancshares, Inc. 988 42
HA Sustainable Infrastructure Capital, Inc. 2,152 58
Hamilton Lane, Inc. Class A 235 33
Hanover Insurance Group, Inc. (The) 295 50
Healthcare Realty Trust, Inc.(ö) 2,063 33
Heritage Financial Corp. 2,140 51
Home BancShares, Inc. 2,419 69
Horace Mann Educators Corp. 1,512 65
Horizon Bancorp, Inc. 2,508 39
Houlihan Lokey, Inc. Class A 211 38
Howard Hughes Holdings, Inc.(Æ) 584 39
Independent Bank Corp. 2,047 93
InvenTrust Properties Corp.(ö) 1,157 32
Jackson Financial, Inc. Class A 712 63
Kemper Corp. 979 63
Kinsale Capital Group, Inc. 89 43
Lakeland Financial Corp. 712 44
Lazard, Inc. 801 38
Legacy Housing Corp.(Æ) 2,920 66
LendingTree, Inc.(Æ) 1,599 59
Macerich Co. (The)(ö) 2,953 48
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Marcus & Millichap, Inc. 1,602 49
Marex Group PLC 657 26
Metropolitan Bank Holding Corp.(Æ) 801 56
National Bank Holdings Corp. Class A 1,068 40
NBT Bancorp, Inc. 1,095 45
NETSTREIT Corp.(ö) 5,720 98
Newmark Group, Inc. Class A 4,199 51
NexPoint Residential Trust, Inc.(ö) 1,955 65
NNN REIT, Inc.(ö) 712 31
Northeast Bank 534 48
Northpointe Bancshares, Inc. 3,954 54
OceanFirst Financial Corp. 2,063 36
OFG Bancorp 1,424 61
Old Republic International Corp. 979 38
OP Bancorp 2,336 30
Origin Bancorp, Inc. 1,246 45
Palomar Holdings, Inc.(Æ) 280 43
Perella Weinberg Partners 3,305 64
Piper Sandler Cos. 178 49
Popular, Inc. 445 49
PotlatchDeltic Corp.(ö) 2,241 86
Prosperity Bancshares, Inc. 890 63
Rayonier, Inc.(ö) 1,335 30
Reinsurance Group of America, Inc. Class A 219 43
Renasant Corp. 1,602 58
RLI Corp. 411 30
Robinhood Markets, Inc. Class A(Æ) 1,016 96
Ryman Hospitality Properties, Inc.(ö) 618 61
Seacoast Banking Corp. of Florida 1,885 52
Selective Insurance Group, Inc. 534 46
ServisFirst Bancshares, Inc. 623 48
Skyward Specialty Insurance Group, Inc.
(Æ) 536 31
SmartFinancial, Inc. 1,246 42
South Plains Financial, Inc. 1,157 42
Stewart Information Services Corp. 534 35
Stock Yards Bancorp, Inc. 623 49
StoneX Group, Inc.(Æ) 631 58
Synovus Financial Corp. 712 37
Tanger, Inc.(ö) 1,335 41
Terreno Realty Corp.(ö) 505 28
Texas Capital Bancshares, Inc.(Æ) 623 49
Towne Bank 1,335 46
TriCo Bancshares 991 40
Triumph Financial, Inc.(Æ) 462 25
UL Solutions, Inc. Class A 534 39
UMH Properties, Inc.(ö) 4,199 71
United Bankshares, Inc. 1,157 42
Walker & Dunlop, Inc. 511 36
Webster Financial Corp. 708 39
WesBanco, Inc. 1,602 51
Westamerica BanCorp 928 45
Westwood Holdings Group, Inc. 2,330 36
Xenia Hotels & Resorts, Inc.(ö) 5,356 67
5,894
Health Care - 14.3%
Acadia Pharmaceuticals, Inc.(Æ) 2,419 52
ADMA Biologics, Inc.(Æ) 5,592 102
Akero Therapeutics, Inc.(Æ) 1,157 62

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Active ETF 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alphatec Holdings, Inc.(Æ) 1,665 18
ANI Pharmaceuticals, Inc.(Æ) 1,246 81
Arcellx, Inc.(Æ) 811 53
Artivion, Inc.(Æ) 1,691 53
AtriCure, Inc.(Æ) 1,157 38
BioLife Solutions, Inc.(Æ) 900 19
Blueprint Medicines Corp.(Æ) 806 104
BridgeBio Pharma, Inc.(Æ) 1,780 77
CareDx, Inc.(Æ) 2,775 54
Catalyst Pharmaceuticals, Inc.(Æ) 370 8
Chemed Corp. 97 47
Corcept Therapeutics, Inc.(Æ) 1,079 79
Crinetics Pharmaceuticals, Inc.(Æ) 733 21
Embecta Corp. 3,398 33
Encompass Health Corp. 276 34
Enovis Corp. Class W(Æ) 1,314 41
Ensign Group, Inc. (The) 539 83
Exelixis, Inc.(Æ) 801 35
GeneDx Holdings Corp.(Æ) 623 58
Glaukos Corp.(Æ) 454 47
Guardant Health, Inc.(Æ) 1,246 65
Guardian Pharmacy Services, Inc. Class
A(Æ) 1,168 25
Halozyme Therapeutics, Inc.(Æ) 1,255 65
HealthEquity, Inc.(Æ) 887 93
Innoviva, Inc.(Æ) 1,780 36
Insmed, Inc.(Æ) 1,872 189
iRadimed Corp. 1,157 69
Krystal Biotech, Inc.(Æ) 267 37
LeMaitre Vascular, Inc. 1,074 89
Ligand Pharmaceuticals, Inc. Class B(Æ) 890 101
Madrigal Pharmaceuticals, Inc.(Æ) 203 61
Masimo Corp.(Æ) 178 30
Medpace Holdings, Inc.(Æ) 178 56
Merit Medical Systems, Inc.(Æ) 512 48
Mirum Pharmaceuticals, Inc.(Æ) 1,348 69
Natera, Inc.(Æ) 267 45
Nuvalent, Inc. Class A(Æ) 707 54
Organon & Co. 2,529 24
Pennant Group, Inc. (The)(Æ) 1,885 56
Perrigo Co. PLC 2,419 65
Phibro Animal Health Corp. Class A 1,872 48
Phreesia, Inc.(Æ) 1,691 48
PROCEPT BioRobotics Corp.(Æ) 370 21
PTC Therapeutics, Inc.(Æ) 1,762 86
Pursuit Attractions and Hospitality, Inc.(Æ) 949 27
RadNet, Inc.(Æ) 1,068 61
Revolution Medicines, Inc.(Æ) 1,209 44
Rhythm Pharmaceuticals, Inc.(Æ) 473 30
Rigel Pharmaceuticals, Inc.(Æ) 3,344 63
Scholar Rock Holding Corp.(Æ) 1,424 50
Soleno Therapeutics, Inc.(Æ) 534 45
SpringWorks Therapeutics, Inc.(Æ) 955 45
Summit Therapeutics, Inc.(Æ) 1,460 31
Tarsus Pharmaceuticals, Inc.(Æ) 979 40
Teleflex, Inc. 219 26
TG Therapeutics, Inc.(Æ) 1,796 65
Travere Therapeutics, Inc.(Æ) 2,044 30
Twist Bioscience Corp.(Æ) 979 36
UFP Technologies, Inc.(Æ) 267 65
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
US Physical Therapy, Inc. 534 42
Vera Therapeutics, Inc.(Æ) 1,724 41
Veracyte, Inc.(Æ) 949 26
Verona Pharma PLC - ADR(Æ) 275 26
Waystar Holding Corp.(Æ) 1,157 47
3,519
Materials and Processing - 7.5%
AAON, Inc. 145 11
Acuity, Inc. 178 53
AdvanSix, Inc. 2,960 71
Ashland, Inc. 1,135 57
Avient Corp. 521 17
Boise Cascade Co. 449 39
BrightView Holdings, Inc.(Æ) 3,574 60
Cabot Corp. 623 47
Carpenter Technology Corp. 445 124
Century Aluminum Co.(Æ) 1,144 21
Coeur Mining, Inc.(Æ) 6,885 61
Commercial Metals Co. 1,335 65
Constellium SE(Æ) 4,213 56
Crown Holdings, Inc. 534 55
Ferroglobe PLC 13,147 48
Gibraltar Industries, Inc.(Æ) 890 53
Greif, Inc. Class A 928 60
Huntsman Corp. 1,664 17
Ingevity Corp.(Æ) 1,424 61
Karat Packaging, Inc. 477 13
Knife River Corp.(Æ) 322 26
Lennox International, Inc. 73 42
Louisiana-Pacific Corp. 438 38
Magnera Corp.(Æ) 1,277 15
Masterbrand, Inc.(Æ) 3,309 36
MDU Resources Group, Inc. 3,665 61
MRC Global, Inc.(Æ) 2,953 40
Myers Industries, Inc. 4,264 62
Quaker Chemical Corp. 492 55
Sonoco Products Co. 712 31
SSR Mining, Inc.(Æ) 3,398 43
Stepan Co. 1,350 75
TimkenSteel Corp.(Æ) 4,029 62
TriMas Corp. 2,304 66
UFP Industries, Inc. 543 54
Vox Royalty Corp. 7,408 23
VSE Corp. 248 32
Watsco, Inc. 73 32
Worthington Steel, Inc. 1,758 52
1,834
Producer Durables - 17.5%
ABM Industries, Inc. 803 38
Alight, Inc. Class A 8,042 46
ArcBest Corp. 541 42
Arcosa, Inc. 712 62
Ardmore Shipping Corp. 4,575 44
Argan, Inc. 270 60
Astec Industries, Inc. 1,068 45
AZZ, Inc. 445 42
Bloom Energy Corp. Class A(Æ) 1,534 37
Bowman Consulting Group, Ltd.(Æ) 1,871 54

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Small Cap Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Casella Waste Systems, Inc. Class A(Æ) 627 72
CECO Environmental Corp.(Æ) 1,780 50
Chart Industries, Inc.(Æ) 365 60
Construction Partners, Inc. Class A(Æ) 449 48
Covenant Logistics Group, Inc. Class A 2,085 50
CRA International, Inc. 205 38
Crane Co. 267 51
Deluxe Corp. 3,982 63
DHT Holdings, Inc. 3,220 35
Donaldson Co., Inc. 455 32
Ducommun, Inc.(Æ) 623 51
Dycom Industries, Inc.(Æ) 356 87
EnerSys 657 56
ESCO Technologies, Inc. 267 51
Everus Construction Group, Inc.(Æ) 979 62
Federal Signal Corp. 712 76
Flowserve Corp. 632 33
Fluor Corp.(Æ) 1,885 97
Frontdoor, Inc.(Æ) 1,068 63
FTI Consulting, Inc.(Æ) 178 29
Gorman-Rupp Co. (The) 1,201 44
Graco, Inc. 534 46
GXO Logistics, Inc.(Æ) 890 43
Helios Technologies, Inc. 3,246 108
Hillman Solutions Corp.(Æ) 3,478 25
Hyster-Yale, Inc. 1,792 71
I3 Verticals, Inc. Class A(Æ) 2,690 74
Insperity, Inc. 584 35
Kennametal, Inc. 4,640 107
Lamb Weston Holdings, Inc. 660 34
Landstar System, Inc. 271 38
LCI Industries 445 41
Limbach Holdings, Inc.(Æ) 659 92
Lovesac Co. (The)(Æ) 3,187 58
Luxfer Holdings PLC 4,354 53
Mama's Creations, Inc.(Æ) 6,351 53
Marten Transport, Ltd. 3,098 40
MasTec, Inc.(Æ) 356 61
Materion Corp. 629 50
Maximus, Inc. 623 44
Mercury Systems, Inc.(Æ) 801 43
Mesa Laboratories, Inc. 364 34
MillerKnoll, Inc. 3,819 74
MSA Safety, Inc. 181 30
MSC Industrial Direct Co., Inc. Class A 445 38
Mueller Industries, Inc. 811 64
MYR Group, Inc.(Æ) 356 65
National CineMedia, Inc. 4,391 21
NV5 Global, Inc.(Æ) 2,916 67
Orion Group Holdings, Inc.(Æ) 6,262 57
Park Aerospace, Corp. 4,018 59
Paylocity Holding Corp.(Æ) 58 11
Payoneer Global, Inc.(Æ) 3,650 25
PHINIA, Inc. 1,335 59
Powell Industries, Inc. 184 39
Primoris Services Corp. 632 49
Proficient Auto Logistics, Inc.(Æ) 4,110 30
Resources Connection, Inc. 9,808 53
Robert Half, Inc. 597 25
RXO, Inc.(Æ) 2,508 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ryder System, Inc. 267 42
Schneider National, Inc. Class B 1,691 41
Scorpio Tankers, Inc. 1,068 42
Scotts Miracle-Gro Co. (The) Class A 720 47
Skyline Champion Corp.(Æ) 304 19
Standex International Corp. 270 42
Steelcase, Inc. Class A 3,665 38
Sterling Infrastructure, Inc.(Æ) 269 62
Sun Country Airlines Holdings, Inc.(Æ) 2,847 33
Teekay Tankers, Ltd. Class A 979 41
Tennant Co. 623 48
Tetra Tech, Inc. 1,246 45
TriNet Group, Inc. 187 14
Tutor Perini Corp.(Æ) 1,884 88
UniFirst Corp. 205 39
V2X, Inc.(Æ) 584 28
Werner Enterprises, Inc. 2,241 61
4,303
Technology - 13.7%
Agilysys, Inc.(Æ) 534 61
Alkami Technology, Inc.(Æ) 1,931 58
Alpha & Omega Semiconductor, Ltd.(Æ) 2,293 59
Ambarella, Inc.(Æ) 801 53
Amentum Holdings, Inc.(Æ) 1,424 34
Appfolio, Inc. Class A(Æ) 267 61
AvePoint, Inc.(Æ) 2,859 55
AvidXchange Holdings, Inc.(Æ) 4,021 39
Blackbaud, Inc.(Æ) 632 41
Calix, Inc.(Æ) 1,256 67
Cargurus, Inc.(Æ) 1,513 51
Cars.com, Inc.(Æ) 3,951 47
Clear Secure, Inc. Class A 1,691 47
Clearfield, Inc.(Æ) 1,349 59
CommVault Systems, Inc.(Æ) 191 33
Concentrix Corp. 544 29
Couchbase, Inc.(Æ) 2,429 59
Crane NXT Co. 1,343 72
Credo Technology Group Holding, Ltd.(Æ) 1,166 108
CyberArk Software, Ltd.(Æ) 89 36
DigitalOcean Holdings, Inc.(Æ) 1,095 31
Diodes, Inc.(Æ) 890 47
Dropbox, Inc. Class A(Æ) 1,241 35
DXC Technology Co.(Æ) 1,825 28
Extreme Networks, Inc.(Æ) 3,303 59
Guidewire Software, Inc.(Æ) 40 9
Inspired Entertainment, Inc.(Æ) 5,690 46
Jabil, Inc. 439 96
KBR, Inc. 369 18
Kulicke & Soffa Industries, Inc. 1,246 43
Kyndryl Holdings, Inc.(Æ) 2,586 109
Lumentum Holdings, Inc. Class E(Æ) 623 59
Lyft, Inc. Class A(Æ) 2,482 39
Manhattan Associates, Inc.(Æ) 269 53
Marqeta, Inc. Class A(Æ) 7,775 45
Match Group, Inc. 1,349 42
Napco Security Technologies, Inc. 1,974 59
nCino, Inc.(Æ) 1,780 50
NCR Atleos Corp.(Æ) 1,335 38
NCR Voyix Corp.(Æ) 4,377 51

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Active ETF 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nutanix, Inc. Class A(Æ) 584 45
NVE Corp. 864 64
Oddity Tech, Ltd. Class A(Æ) 453 34
OneSpan, Inc. 2,667 45
Ouster, Inc.(Æ) 5,000 120
PAR Technology Corp.(Æ) 712 49
PDF Solutions, Inc.(Æ) 2,588 55
Pegasystems, Inc. 1,966 106
Power Integrations, Inc. 890 50
Rambus, Inc.(Æ) 1,076 69
Red Violet, Inc. 1,068 53
Roku, Inc.(Æ) 623 55
Silicon Laboratories, Inc.(Æ) 362 53
Silicon Motion Technology Corp. - ADR 979 74
SiTime Corp.(Æ) 270 58
Sonos, Inc.(Æ) 3,665 40
Teradata Corp.(Æ) 1,460 33
Tower Semiconductor, Ltd.(Æ) 801 35
UiPath, Inc. Class A(Æ) 3,576 46
Upland Software, Inc.(Æ) 15,300 30
Verint Systems, Inc.(Æ) 2,515 49
Vimeo, Inc.(Æ) 2,206 9
Vishay Intertechnology, Inc. 5,096 81
Workiva, Inc.(Æ) 584 40
Zeta Global Holdings Corp. Class A(Æ) 3,238 50
3,369
Utilities - 3.8%
Artesian Resources Corp. Class A 1,521 51
Avista Corp. 890 34
BKV Corp.(Æ) 1,780 43
Black Hills Corp. 808 45
Brookfield Infrastructure Corp. Class A 1,257 52
California Resources Corp. 1,077 49
Chesapeake Utilities Corp. 356 43
DT Midstream, Inc. 267 29
Excelerate Energy, Inc. Class A 1,920 56
Gulfport Energy Corp.(Æ) 267 54
IDACORP, Inc. 275 32
Magnolia Oil & Gas Corp. Class A 2,227 50
Middlesex Water Co. 534 29
Northern Oil and Gas, Inc. 1,798 51
Northwestern Energy Group, Inc. 1,022 52
Permian Resources Corp. 2,330 32
Portland General Electric Co. 1,335 54
RGC Resources, Inc. 2,064 46
Spire, Inc. 712 52
UGI Corp. 976 36
Unitil Corp. 633 33
923
Total Common Stocks
(cost $23,918) 24,480
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 0.3%
U.S. Cash Management Fund(@) 71,139
(∞)
71
Total Short-Term Investments
(cost $71) 71
Total Investments - 99.8%
(identified cost $23,989) 24,551
Other Assets and Liabilities,
Net - 0.2%
61
Net Assets - 100.0%
24,612

Russell Investments Exchange Traded Funds
U.S. Small Cap Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Small Cap Equity Active ETF
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 3,064 $ — $ —
$ —
$ 3,064
Consumer Staples 702 — —
—
702
Energy 872 — —
—
872
Financial Services 5,894 — —
—
5,894
Health Care 3,519 — —
—
3,519
Materials and Processing 1,834 — —
—
1,834
Producer Durables 4,303 — —
—
4,303
Technology 3,369 — —
—
3,369
Utilities 923 — —
—
923
Short-Term Investments — — — 71 71
Total Investments
$ 24,480 $ — $ — $ 71 $ 24,551
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2025, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended June 30, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 218 $ 147 $ — $ — $ 71 $ — $ —

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Equity Active ETF 9
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 98.9%
Australia - 3.9%
Aristocrat Leisure, Ltd. 5,133 220
BHP Group, Ltd. 9,307 225
BlueScope Steel, Ltd. 17,425 265
Brambles, Ltd. 16,380 252
Cochlear, Ltd. 1,057 209
Commonwealth Bank of Australia 3,969 483
Computershare, Ltd. 1,046 27
JB Hi-Fi, Ltd. 1,842 134
National Australia Bank, Ltd. 9,135 237
Qantas Airways, Ltd. 1,548 11
South32, Ltd. Class B 55,433 106
Westpac Banking Corp. 12,033 268
Woolworths Group, Ltd. 8,721 179
2,616
Austria - 0.8%
Erste Group Bank AG 3,339 284
Mondi PLC 2,132 35
Verbund AG Class A 1,973 151
Vienna Insurance Group AG Wiener
Versicherung Gruppe 1,066 55
525
Belgium - 0.6%
Ageas SA 1,764 119
Anheuser-Busch InBev SA 3,276 225
Proximus SADP 8,316 81
425
Brazil - 1.1%
Ambev SA 59,032 145
Lojas Renner SA(Æ) 48,953 177
MercadoLibre , Inc.(Æ) 63 165
Telefonica Brasil SA 23,892 136
Wheaton Precious Metals Corp. 1,512 136
759
Canada - 9.4%
Agnico Eagle Mines, Ltd. 1,701 203
Alimentation Couche-Tard, Inc. 1,353 67
ARC Resources, Ltd. 5,166 109
Bank of Montreal 2,079 230
Bank of Nova Scotia (The) 3,213 178
Barrick Mining Corp. 7,938 165
Brookfield Asset Management, Inc.
Class A 1,829 101
Brookfield Corp. 3,465 214
Canadian Imperial Bank of Commerce 2,772 197
Canadian National Railway Co. 1,197 125
Canadian Natural Resources, Ltd. 5,760 181
Canadian Pacific Kansas City, Ltd. 2,016 160
Canadian Utilities, Ltd. Class A 1,953 54
Constellation Software, Inc. 63 231
Dollarama , Inc. 1,575 222
Enbridge, Inc. 3,630 165
Fairfax Financial Holdings, Ltd. 63 114
Fortis, Inc. 1,827 87
Gildan Activewear , Inc. Class A 2,016 99
iA Financial Corp., Inc. 1,008 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intact Financial Corp. 630 146
Kinross Gold Corp. 13,123 205
Magna International, Inc. Class A 6,158 238
Manulife Financial Corp. 8,569 274
National Bank of Canada 1,197 124
Power Corp. of Canada 2,583 101
Restaurant Brands International, Inc. 1,071 71
Royal Bank of Canada 3,276 431
Shopify, Inc. Class A(Æ) 3,654 422
Stantec , Inc. 1,953 213
Sun Life Financial, Inc. 1,638 109
Suncor Energy, Inc. 6,489 243
TC Energy Corp. 1,331 65
Teck Resources, Ltd. Class B 1,827 74
TELUS Corp. 4,095 66
Thomson Reuters Corp. 756 152
TMX Group, Ltd. 2,394 101
Toronto-Dominion Bank (The) 3,969 292
6,340
China - 1.1%
Alibaba Group Holding, Ltd. 10,400 145
Tencent Holdings, Ltd. 6,300 404
Trip.com Group, Ltd. - ADR 2,915 171
720
Denmark - 2.0%
AP Moller - Maersk A/S Class B 91 169
Danske Bank A/S 6,048 247
DSV A/S 455 109
Genmab A/S(Æ) 157 33
Novo Nordisk A/S Class B 11,387 790
1,348
Finland - 1.2%
Konecranes OYJ 84 7
Nokia OYJ 59,334 308
Nordea Bank Abp 11,390 169
Orion OYJ Class B 1,977 149
Wartsila OYJ Abp Class B 8,856 209
842
France - 9.3%
Accor SA 2,417 126
Airbus SE 1,638 342
Amundi SA(Þ) 1,287 104
Arkema SA 2,692 198
AXA SA 5,922 291
BNP Paribas SA 3,244 292
Bureau Veritas SA 5,639 192
Capgemini SE 427 73
Carrefour SA 9,922 140
Cie de Saint-Gobain SA 1,188 139
Cie Generale des Etablissements
Michelin SCA 4,084 152
Credit Agricole SA 4,298 81
Dassault Aviation SA 567 201
Eiffage SA 555 78
Engie SA 9,387 220
Gaztransport Et Technigaz SA 693 137
Hermes International 147 398

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 International Developed Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
L'Air Liquide SA Class A 916 189
L'Oreal SA 504 216
LVMH Moet Hennessy Louis Vuitton
SE 959 502
Orange SA 12,159 185
Publicis Groupe SA 621 70
Rexel SA Class H 8,506 262
Safran SA 1,008 328
Sartorius Stedim Biotech 1,450 346
Societe Generale SA 5,664 324
Technip Energies NV 2,520 106
Teleperformance 1,080 105
TotalEnergies SE 7,284 447
6,244
Germany - 9.3%
adidas AG 463 108
Allianz SE 819 332
BASF SE 6,926 342
Bayer AG 3,053 92
Continental AG 2,719 237
CTS Eventim AG & Co. KGaA 1,421 176
Daimler Truck Holding AG 8,071 382
Deutsche Boerse AG 1,134 370
Deutsche Telekom AG 9,135 333
Evonik Industries AG 5,107 105
Fresenius Medical Care AG 2,406 138
Fresenius SE & Co. KGaA 1,801 91
Heidelberg Materials AG 1,151 270
Henkel AG & Co. KGaA 1,134 82
HOCHTIEF AG 378 74
Infineon Technologies AG 3,249 138
Mercedes-Benz Group AG 1,738 102
MTU Aero Engines AG 756 336
Muenchener Rueckversicherungs-
Gesellschaft AG 431 280
Nemetschek SE 854 124
Rheinmetall AG 189 400
SAP SE 2,419 736
Siemens AG 1,337 343
Siemens Energy AG(Æ) 1,890 218
Symrise AG 2,325 244
Talanx AG 1,553 201
6,254
Hong Kong - 2.1%
AIA Group, Ltd. 75,600 677
CK Asset Holdings, Ltd. 31,500 139
Jardine Matheson Holdings, Ltd. 1,600 77
Prudential PLC 29,043 364
WH Group, Ltd.(Þ) 189,000 182
1,439
India - 0.3%
HDFC Bank, Ltd. - ADR 2,268 174
Ireland - 0.5%
AIB Group PLC 2,402 20
Bank of Ireland Group PLC 13,214 188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Flutter Entertainment PLC(Æ) 567 161
369
Israel - 0.3%
Bank Leumi Le-Israel BM 9,387 175
Italy - 3.1%
BPER Banca SpA 11,466 104
Davide Campari-Milano NV 26,145 176
De' Longhi SpA 4,402 148
Enel SpA 38,745 368
Eni SpA 14,357 233
FinecoBank Banca Fineco SpA 10,948 243
Intesa Sanpaolo SpA 35,469 204
Moncler SpA 694 40
Ryanair Holdings PLC - ADR 1,119 65
Terna - Rete Elettrica Nazionale 10,521 108
UniCredit SpA 5,700 381
Unipol Gruppo SpA 675 13
2,083
Japan - 17.6%
Advantest Corp. 6,300 466
Alfresa Holdings Corp. 5,800 79
Amada Co., Ltd. 10,400 114
Asahi Kasei Corp. 21,600 154
Bridgestone Corp. 6,300 258
Chiba Bank, Ltd. (The) 12,600 117
Dai-ichi Life Holdings, Inc. 18,900 144
Daiichi Sankyo Co., Ltd. 2,000 47
Daikin Industries, Ltd. 1,200 142
Fast Retailing Co., Ltd. 300 103
Fuji Electric Co., Ltd. 2,900 134
Fukuoka Financial Group, Inc. 100 3
Hitachi, Ltd. 11,100 324
Honda Motor Co., Ltd. 11,800 114
Horiba, Ltd. 1,600 125
Hoya Corp. 700 83
Iida Group Holdings Co., Ltd. 5,800 82
Isuzu Motors, Ltd. 2,200 28
ITOCHU Corp. 6,300 331
Japan Airlines Co., Ltd. 1,400 29
Japan Metropolitan Fund Investment
Corp.(ö) 126 89
Japan Post Insurance Co., Ltd. Class A 4,100 93
Japan Tobacco, Inc. 6,300 186
Kao Corp. 100 4
KDDI Corp. 11,800 203
Keyence Corp. 1,000 402
Kirin Holdings Co., Ltd. 5,800 81
Koito Manufacturing Co., Ltd. 11,600 139
Komatsu, Ltd. 6,300 207
Kubota Corp. 2,400 27
Makita Corp. 4,200 130
Marubeni Corp. 6,300 127
McDonald's Holdings Co. Japan, Ltd. 100 4
Minebea Mitsumi, Inc. 3,300 49
Mitsubishi Corp. 6,300 126
Mitsubishi Estate Co., Ltd. 12,600 237
Mitsubishi Heavy Industries, Ltd. 6,300 158
Mitsubishi UFJ Financial Group, Inc. 25,200 347

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Equity Active ETF 11
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsui & Co., Ltd. 6,300 129
Mitsui Fudosan Co., Ltd. 12,600 122
Mitsui OSK Lines, Ltd. 100 3
Mizuho Financial Group, Inc. 6,300 175
Murata Manufacturing Co., Ltd. 8,500 127
Nintendo Co., Ltd. 6,300 608
Nippon Telegraph & Telephone Corp. 72,800 78
Nippon Yusen 2,200 79
Nitto Denko Corp. 11,600 225
Nomura Holdings, Inc. 12,600 83
Nomura Real Estate Master Fund, Inc.
(ö) 63 64
NS Solutions Corp. 400 11
Obic Co., Ltd. 100 4
Olympus Corp. 14,300 170
Ono Pharmaceutical Co., Ltd. 12,500 135
ORIX Corp. 6,300 143
Persol Holdings Co., Ltd. 44,100 86
Recruit Holdings Co., Ltd. 3,100 184
Resona Holdings, Inc. 31,500 291
Rinnai Corp. 2,400 60
Sekisui Chemical Co., Ltd. 4,100 74
Seven & i Holdings Co., Ltd. 6,300 102
Shin-Etsu Chemical Co., Ltd. 10,000 331
SMC Corp. 300 108
Sompo Holdings, Inc. 500 15
Sony Group Corp. 15,100 391
Stanley Electric Co., Ltd. 6,300 125
Subaru Corp. 2,700 47
Sumitomo Mitsui Financial Group, Inc. 12,600 318
Sumitomo Mitsui Trust Holdings, Inc. 6,300 168
Suntory Beverage & Food, Ltd. 5,900 189
T&D Holdings, Inc. 5,200 114
Takeda Pharmaceutical Co., Ltd. 5,300 163
TDK Corp. 17,700 208
Tokio Marine Holdings, Inc. 2,900 123
Tokyo Broadcasting System Holdings,
Inc. 900 32
Tokyo Electron, Ltd. 2,200 423
Tokyu Corp. 2,600 31
Tokyu Fudosan Holdings Corp. 6,300 45
Toray Industries, Inc. 18,900 130
Toyota Motor Corp. 13,800 239
Tsuruha Holdings, Inc. 700 55
Unicharm Corp. 19,900 144
Yamato Holdings Co., Ltd. 3,700 50
11,888
Luxembourg - 0.4%
ArcelorMittal SA 8,216 260
RTL Group SA 749 33
293
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 63,000 280
Mexico - 0.1%
America Movil SAB de CV - ADR 4,059 73
Netherlands - 4.6%
ABN AMRO Bank NV(Þ) 5,985 164
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Adyen NV(Æ)(Þ) 92 169
Argenx SE(Æ) 115 64
ASM International NV 249 159
ASML Holding NV 1,183 944
Ferrari NV 457 224
Heineken Holding NV 431 32
Heineken NV 394 34
ING Groep NV 17,766 390
Koninklijke Philips NV 2,764 66
NN Group NV 3,213 214
Randstad NV 2,875 133
Universal Music Group NV 16,034 519
3,112
Norway - 0.7%
Equinor ASA Class N 12,347 312
Kongsberg Gruppen ASA 3,780 147
459
Poland - 0.2%
Zabka Group SA(Æ) 21,484 129
Singapore - 1.0%
Grab Holdings, Ltd. Class A(Æ) 32,016 161
Sea, Ltd. - ADR(Æ) 1,323 211
Singapore Technologies Engineering,
Ltd. 18,900 116
Singapore Telecommunications, Ltd. 29,900 90
United Overseas Bank, Ltd. 4,100 116
694
South Africa - 0.0%
Valterra Platinum, Ltd.(Æ) 13 1
South Korea - 0.5%
Coway Co., Ltd. 1,791 128
SK Hynix, Inc. 894 194
322
Spain - 1.8%
Aena SME SA(Þ) 400 11
Banco Santander SA 34,965 289
CaixaBank SA 21,609 187
Iberdrola SA 14,931 287
Industria de Diseno Textil SA 8,059 419
1,193
Sweden - 1.3%
AddTech AB Class B 2,168 74
Assa Abloy AB Class B 1,850 58
Atlas Copco AB Class A 10,332 167
Atlas Copco AB Class B 1,168 17
Investor AB Class B 5,167 153
SKF AB Class B 8,223 188
Sweco AB Class B 1,863 32
Swedbank AB Class A 2,542 67
Telefonaktiebolaget LM Ericsson Class
B 18,299 157
913

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 International Developed Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 3.6%
Belimo Holding AG 204 208
Cie Financiere Richemont SA Class A 1,127 212
Galderma Group AG 1,531 222
Julius Baer Group, Ltd. 1,783 121
Logitech International SA 2,511 226
Lonza Group AG 373 266
Partners Group Holding AG 64 83
Schindler Holding AG 624 228
Swatch Group AG (The) Class B 87 14
UBS Group AG 18,354 621
Zurich Insurance Group AG 315 220
2,421
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 3,785 857
Thailand - 0.1%
Kasikornbank PCL 9,800 46
United Kingdom - 10.8%
AstraZeneca PLC 3,516 488
Barclays PLC 58,779 272
British American Tobacco PLC 7,560 359
British Land Co. PLC (The)(ö) 8,036 42
BT Group PLC 57,456 153
CK Hutchison Holdings, Ltd. Class B 31,500 194
Compass Group PLC 9,123 309
Diploma PLC 4,221 283
easyJet PLC 7,911 58
Games Workshop Group PLC 693 154
HSBC Holdings PLC 51,093 619
Intermediate Capital Group PLC 1,298 34
Intertek Group PLC 3,906 254
J Sainsbury PLC 49,581 197
JET2 PLC 6,575 167
Kingfisher PLC 52,371 209
Land Securities Group PLC(ö) 8,946 77
Lloyds Banking Group PLC 193,788 204
London Stock Exchange Group PLC 1,811 264
Marks & Spencer Group PLC 604 3
National Grid PLC 11,655 170
NatWest Group PLC 27,451 193
Next PLC 1,008 172
Reckitt Benckiser Group PLC 5,796 394
RELX PLC 11,214 607
Rolls-Royce Holdings PLC 29,043 386
Standard Chartered PLC 16,065 266
Tesco PLC 39,753 219
Unilever PLC 4,977 302
Vodafone Group PLC 110,880 118
Wise PLC Class A(Æ) 8,064 115
7,282
United States - 9.6%
Alcon, Inc. 983 87
Amdocs, Ltd. 1,764 161
Aon PLC Class A 378 135
Booking Holdings, Inc. 11 64
BP PLC 44,415 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CSL, Ltd. 1,714 270
Eli Lilly & Co. 4 3
GSK PLC 18,884 360
Haleon PLC 73,155 376
James Hardie Industries PLC(Æ) 3,451 95
Linde PLC 756 355
Medtronic PLC 1,197 104
Nestle SA 4,646 462
Novartis AG 6,072 736
Philip Morris International, Inc. 441 80
Roche Holding AG 2,114 694
Sanofi SA 2,709 262
Schlumberger NV 901 30
Schneider Electric SE 3,120 831
Shell PLC 22,995 807
Spotify Technology SA(Æ) 441 338
6,473
Total Common Stocks
(cost $65,565) 66,749
Preferred Stocks - 0.9%
Germany - 0.5%
Dr Ing hc F Porsche AG
5.409% (Þ)(Ÿ) 1,689 83
Henkel AG & Co. KGaA
3.015% (Ÿ) 1,875 148
Volkswagen AG
6.871% (Ÿ) 1,134 120
351
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.785% (Ÿ) 7,043 258
Total Preferred Stocks
(cost $607) 609
Short-Term Investments - 0.1%
United States - 0.1%
U.S. Cash Management Fund(@) 66,233 (∞) 66
Total Short-Term Investments
(cost $66) 66
Total Investments - 99.9%
(identified cost $66,238) 67,424
Other Assets and Liabilities,
Net - 0.1%
42
Net Assets - 100.0%
67,466

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Equity Active ETF 13
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.1%
ABN AMRO Bank NV 05/13/25 EUR 5,985 25 .94 155
164
Adyen NV 06/25/25 EUR 92 1,856 .21 171
169
Aena SME SA 05/13/25 EUR 400 25 .49 10
11
Amundi SA 06/11/25 EUR 1,287 79 .13 102
104
Dr Ing hc F Porsche AG 06/11/25 EUR 1,689 49 .12 83
83
WH Group, Ltd. 05/13/25 HKD 189,000 0 .96 181 182
713
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 2,616 $ — $ —
$ —
$ 2,616
Austria 525 — —
—
525
Belgium 425 — —
—
425
Brazil 759 — —
—
759
Canada 6,340 — —
—
6,340
China 720 — —
—
720
Denmark 1,348 — —
—
1,348
Finland 842 — —
—
842
France 6,244 — —
—
6,244
Germany 6,254 — —
—
6,254
Hong Kong 1,439 — —
—
1,439
India 174 — —
—
174
Ireland 369 — —
—
369
Israel 175 — —
—
175
Italy 2,083 — —
—
2,083
Japan 11,888 — —
—
11,888
Luxembourg 293 — —
—
293
Macao 280 — —
—
280
Mexico 73 — —
—
73
Netherlands 3,112 — —
—
3,112
Norway 459 — —
—
459
Poland 129 — —
—
129
Singapore 694 — —
—
694
South Africa 1 — —
—
1
South Korea 322 — —
—
322
Spain 1,193 — —
—
1,193
Sweden 913 — —
—
913
Switzerland 2,421 — —
—
2,421

Russell Investments Exchange Traded Funds
International Developed Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 International Developed Equity Active ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Taiwan 857 — —
—
857
Thailand 46 — —
—
46
United Kingdom 7,282 — —
—
7,282
United States 6,473 — —
—
6,473
Preferred Stocks 609 — — — 609
Short-Term Investments — — — 66 66
Total Investments $ 67,358 $ — $ — $ 66 $ 67,424
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
10,058
Consumer Staples ...............................................................................
4,431
Energy ................................................................................................
3,415
Financial Services ..............................................................................
18,464
Health Care ........................................................................................
6,066
Materials and Processing ...................................................................
5,749
Producer Durables ..............................................................................
7,991
Technology .........................................................................................
7,532
Utilities ...............................................................................................
3,043
Preferred Stocks
Consumer Discretionary ....................................................................
203
Consumer Staples ...............................................................................
147
Technology .........................................................................................
259
Short-Term Investments .............................................................
66
Total Investments ............................................................................... 67,424
Transactions (amounts in thousands) during the period ended June 30, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 1,378 $ 1,312 $ — $ — $ 66 $ 1 $ —

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Active ETF 15
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.5%
Australia - 0.3%
Aristocrat Leisure, Ltd. 4,158 178
Brambles, Ltd. 11,781 182
JB Hi-Fi, Ltd. 2,079 151
511
Austria - 0.8%
ams -OSRAM AG(Æ) 33,495 449
Erste Group Bank AG 4,389 374
Verbund AG Class A 2,310 177
Vienna Insurance Group AG Wiener
Versicherung Gruppe 4,389 226
1,226
Belgium - 0.5%
Ageas SA 5,082 343
Proximus SADP 39,732 387
730
Brazil - 0.9%
Ambev SA 98,868 243
Banco Bradesco SA - ADR 90,090 278
MercadoLibre , Inc.(Æ) 231 604
Telefonica Brasil SA 49,665 282
1,407
Canada - 1.3%
Bank of Montreal 1,386 154
Barrick Mining Corp. 11,319 236
Brookfield Corp. 2,772 172
Canadian Imperial Bank of Commerce 2,310 164
Canadian Natural Resources, Ltd. 5,082 160
Enbridge, Inc. 4,158 188
Manulife Financial Corp. 5,082 162
Royal Bank of Canada 1,848 243
Suncor Energy, Inc. 6,468 242
Toronto-Dominion Bank (The) 2,772 204
1,925
China - 0.5%
Alibaba Group Holding, Ltd. - ADR 1,617 184
PDD Holdings, Inc. - ADR(Æ) 1,617 169
Trip.com Group, Ltd. - ADR 7,161 420
773
Denmark - 0.8%
AP Moller - Maersk A/S Class A 82 151
Demant A/S(Æ) 3,696 154
Genmab A/S(Æ) 924 192
Novo Nordisk A/S Class B 10,857 754
1,251
Finland - 0.6%
Konecranes OYJ 3,234 257
Nokia OYJ 69,993 363
Wartsila OYJ Abp Class B 9,471 223
843
France - 4.2%
Accor SA 4,389 229
Airbus SE 1,848 386
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AXA SA 7,161 352
BNP Paribas SA 10,164 914
Carrefour SA 19,635 277
Cie de Saint-Gobain SA 2,772 325
Dassault Aviation SA 462 163
Eiffage SA 1,617 227
Engie SA 17,094 401
EssilorLuxottica SA 693 190
Gaztransport Et Technigaz SA 1,386 275
Legrand SA 2,079 278
LVMH Moet Hennessy Louis Vuitton
SE 924 484
Orange SA 24,255 369
Pernod Ricard SA 2,079 207
Renault SA 3,927 181
Societe Generale SA 8,778 502
TotalEnergies SE 6,930 425
Valeo SE 25,872 283
6,468
Germany - 3.0%
BASF SE 5,544 273
Bayerische Motoren Werke AG 3,696 328
Continental AG 2,772 242
Daimler Truck Holding AG 10,857 514
Deutsche Telekom AG 6,237 228
Evonik Industries AG 10,626 219
Fresenius SE & Co. KGaA 6,930 348
Henkel AG & Co. KGaA 1,848 134
Infineon Technologies AG 5,775 246
Mercedes-Benz Group AG 2,772 162
Rheinmetall AG 231 489
SAP SE 924 281
Siemens AG 1,617 415
Symrise AG 5,313 558
Talanx AG 1,386 179
4,616
Hong Kong - 1.2%
AIA Group, Ltd. 92,400 829
CK Asset Holdings, Ltd. 43,000 189
Prudential PLC 35,343 443
WH Group, Ltd.(Þ) 346,500 333
1,794
India - 0.4%
HDFC Bank, Ltd. - ADR 7,392 567
Ireland - 1.0%
Accenture PLC Class A 1,386 414
AIB Group PLC 50,127 412
Bank of Ireland Group PLC 26,334 375
Flutter Entertainment PLC(Æ) 924 262
1,463
Israel - 0.2%
Azrieli Group, Ltd. 1,848 170
Bank Leumi Le-Israel BM 8,778 163
333

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Global Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Italy - 1.1%
BPER Banca SpA 41,580 378
De' Longhi SpA 7,854 264
Eni SpA 23,100 374
Ryanair Holdings PLC - ADR 3,696 213
UniCredit SpA 7,854 527
1,756
Japan - 5.0%
Alfresa Holdings Corp. 23,100 316
Amada Co., Ltd. 23,100 253
Hitachi, Ltd. 400 12
Honda Motor Co., Ltd. 23,100 224
Horiba, Ltd. 1,400 109
Keyence Corp. 700 281
Koito Manufacturing Co., Ltd. 23,100 277
Kubota Corp. 23,100 260
Mitsubishi Corp. 6,000 120
Mitsubishi Estate Co., Ltd. 23,100 434
Mitsubishi UFJ Financial Group, Inc. 23,100 318
Nintendo Co., Ltd. 1,500 145
Nippon Telegraph & Telephone Corp. 138,600 148
Ono Pharmaceutical Co., Ltd. 23,100 250
Persol Holdings Co., Ltd. 92,400 181
Resona Holdings, Inc. 23,100 214
Rohm Co., Ltd. 23,100 295
Sekisui Chemical Co., Ltd. 9,900 179
Shin-Etsu Chemical Co., Ltd. 23,100 765
Sony Group Corp. 23,100 598
Subaru Corp. 23,100 403
Sumitomo Mitsui Financial Group, Inc. 23,100 583
Sumitomo Mitsui Trust Holdings, Inc. 400 11
T&D Holdings, Inc. 23,100 508
Takeda Pharmaceutical Co., Ltd. 5,800 178
Tsuruha Holdings, Inc. 1,300 102
Unicharm Corp. 23,100 167
Yamato Holdings Co., Ltd. 23,100 310
7,641
Luxembourg - 0.2%
RTL Group SA 7,623 334
Mexico - 0.2%
America Movil SAB de CV - ADR 13,629 245
Netherlands - 2.8%
ABN AMRO Bank NV(Þ) 15,246 417
Argenx SE(Æ) 231 128
ASML Holding NV 462 369
Ferrari NV 462 226
Heineken NV 2,772 242
ING Groep NV 44,121 968
Koninklijke Philips NV 13,398 322
NN Group NV 6,237 415
Randstad NV 4,620 213
Universal Music Group NV 19,173 621
VEON, Ltd. - ADR(Æ) 7,161 330
4,251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway - 0.1%
Kongsberg Gruppen ASA 5,775 224
Singapore - 0.3%
DBS Group Holdings, Ltd. 400 14
SEA, Ltd. - ADR(Æ) 1,617 259
Singapore Telecommunications, Ltd. 46,200 139
United Overseas Bank, Ltd. 400 11
423
South Africa - 0.1%
Anglo American PLC 6,001 177
Valterra Platinum, Ltd.(Æ) 692 30
207
South Korea - 1.2%
Coway Co., Ltd. 3,234 232
Hyundai Mobis Co., Ltd. 1,155 245
KB Financial Group, Inc. 3,234 266
KT Corp. - ADR 12,243 254
Samsung Electronics Co., Ltd. 11,550 512
Shinhan Financial Group Co., Ltd. 8,547 389
1,898
Spain - 0.5%
Aena SME SA(Þ) 6,930 185
Industria de Diseno Textil SA 11,781 613
798
Sweden - 0.6%
Industrivarden AB Class A 4,389 159
SKF AB Class B 14,322 329
Telefonaktiebolaget LM Ericsson Class
B 42,273 362
850
Switzerland - 1.3%
Adecco Group AG 11,319 336
Belimo Holding AG 231 235
Logitech International SA 2,772 250
Sonova Holding AG 693 207
Swatch Group AG (The) Class B 1,155 188
UBS Group AG 21,483 727
1,943
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,000 109
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 10,857 2,459
2,568
Thailand - 0.2%
Kasikornbank PCL 69,300 327
United Kingdom - 4.6%
AstraZeneca PLC 2,310 321
AstraZeneca PLC - ADR 3,234 226
BAE Systems PLC 6,930 180
British American Tobacco PLC 12,705 604
British Land Co. PLC (The)(ö) 36,036 186
BT Group PLC 122,892 327

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Active ETF 17
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Burberry Group PLC(Æ) 15,246 247
Compass Group PLC 10,395 352
HSBC Holdings PLC 41,580 503
J Sainsbury PLC 45,507 181
Kingfisher PLC 53,130 212
Land Securities Group PLC(ö) 27,027 234
Lloyds Banking Group PLC 348,579 367
NatWest Group PLC 51,282 360
Reckitt Benckiser Group PLC 4,851 330
RELX PLC 12,936 699
Standard Chartered PLC 25,872 429
Tate & Lyle PLC 26,565 188
TechnipFMC PLC 6,699 231
Unilever PLC 9,009 547
WPP PLC 31,878 224
6,948
United States - 61.9%
AbbVie, Inc. 2,772 515
Adobe, Inc.(Æ) 1,617 626
Airbnb, Inc. Class A(Æ) 6,237 825
Albemarle Corp. 3,465 217
Align Technology, Inc.(Æ) 1,155 219
Alphabet, Inc. Class A 6,930 1,221
Alphabet, Inc. Class C 18,018 3,196
Altria Group, Inc. 6,006 352
Amazon.com, Inc.(Æ) 18,480 4,054
American Express Co. 1,155 368
ANSYS, Inc.(Æ) 1,848 649
Antero Resources Corp.(Æ) 4,389 177
Apple, Inc. 26,103 5,356
Applied Materials, Inc. 4,389 803
Arista Networks, Inc.(Æ) 3,696 378
Atlassian Corp. Class A(Æ) 1,155 235
Autodesk, Inc.(Æ) 693 215
Baker Hughes Co. 13,860 531
Bank of America Corp. 19,866 940
Berkshire Hathaway, Inc. Class B(Æ) 1,848 898
Blackstone, Inc. Class A 2,079 311
Booking Holdings, Inc. 231 1,337
Boston Scientific Corp.(Æ) 3,465 372
BP PLC 74,844 376
Brixmor Property Group, Inc.(ö) 8,316 217
Broadcom, Inc. 8,778 2,420
BWX Technologies, Inc. 1,386 200
Charles Schwab Corp. (The) 10,395 948
Chemed Corp. 462 225
Chevron Corp. 3,003 430
Chipotle Mexican Grill, Inc. Class
A(Æ) 5,775 324
Cigna Group (The) 1,848 611
Cintas Corp. 1,386 309
Citigroup, Inc. 6,237 531
Clorox Co. (The) 2,310 277
Cooper Cos, Inc. (The)(Æ) 7,623 542
Costco Wholesale Corp. 693 686
Crown Castle, Inc.(ö) 2,310 237
Danaher Corp. 3,234 639
Deckers Outdoor Corp.(Æ) 1,848 190
Delta Air Lines, Inc. 6,699 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DoorDash , Inc. Class A(Æ) 1,386 342
Edison International 3,234 167
Electronic Arts, Inc. 1,617 258
Elevance Health, Inc. 1,386 539
Eli Lilly & Co. 1,386 1,080
EMCOR Group, Inc. 462 247
EQT Corp. 4,158 243
Equifax, Inc. 2,541 659
Exxon Mobil Corp. 6,237 672
Fair Isaac Corp.(Æ) 231 422
Ferguson Enterprises, Inc. 1,155 252
Fiserv, Inc.(Æ) 1,617 279
Fortinet, Inc.(Æ) 2,310 244
Fox Corp. Class B 4,851 250
GE Vernova , Inc. 693 367
General Dynamics Corp. 1,617 472
General Electric Co. 2,079 535
General Motors Co. 5,544 273
Gilead Sciences, Inc. 3,003 333
Goldman Sachs Group, Inc. (The) 693 490
GSK PLC 26,796 511
Haleon PLC 144,144 741
Halliburton Co. 13,398 273
HCA Healthcare, Inc. 2,310 885
Home Depot, Inc. (The) 1,386 508
HubSpot , Inc.(Æ) 462 257
IDEXX Laboratories, Inc.(Æ) 462 248
Insulet Corp.(Æ) 693 218
Intuitive Surgical, Inc.(Æ) 924 502
Iron Mountain, Inc.(ö) 1,848 190
Johnson & Johnson 4,389 670
JPMorgan Chase & Co. 4,851 1,406
KLA Corp. 462 414
Linde PLC 2,079 975
Lithia Motors, Inc. Class A 462 156
Lockheed Martin Corp. 693 321
Manhattan Associates, Inc.(Æ) 1,155 228
Marsh & McLennan Cos., Inc. 1,386 303
Marvell Technology, Inc. 3,696 286
MasterCard, Inc. Class A 3,003 1,688
McDonald's Corp. 2,079 607
McKesson Corp. 231 169
Medpace Holdings, Inc.(Æ) 693 218
Merck & Co., Inc. 5,313 421
Meta Platforms, Inc. Class A 6,006 4,433
MetLife, Inc. 2,079 167
Microsoft Corp. 11,550 5,745
Molina Healthcare, Inc.(Æ) 693 206
Monster Beverage Corp.(Æ) 4,389 275
MSCI, Inc. Class A 924 533
Mueller Industries, Inc. 3,465 275
Nestle SA 4,620 459
Netflix, Inc. Class B(Æ) 924 1,237
NEXTracker , Inc. Class A(Æ) 3,927 214
Northrop Grumman Corp. 924 462
Novartis AG 6,237 756
NVIDIA Corp. 32,571 5,146
O'Reilly Automotive, Inc.(Æ) 3,465 312
Packaging Corp. of America 1,155 218
Palantir Technologies, Inc. Class A(Æ) 3,003 409

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Global Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Parker-Hannifin Corp. 462 323
PepsiCo, Inc. 3,465 458
Pfizer, Inc. 16,863 409
Philip Morris International, Inc. 3,003 547
Procter & Gamble Co. (The) 4,620 736
Public Storage(ö) 924 271
QUALCOMM, Inc. 2,772 441
Ralph Lauren Corp. Class A 693 190
ROBLOX Corp. Class A(Æ) 3,003 316
Roche Holding AG 2,079 677
Roku, Inc.(Æ) 2,541 223
Rollins, Inc. 4,389 248
RTX Corp. 3,696 540
S&P Global, Inc. 1,617 853
Salesforce, Inc. 3,003 819
Schlumberger NV 7,623 258
Schneider Electric SE 3,465 922
Seagate Technology Holdings PLC 3,696 533
ServiceNow , Inc.(Æ) 462 475
Shell PLC 21,945 769
Smithfield Foods, Inc. 9,702 228
Starbucks Corp. 3,927 360
Tesla, Inc.(Æ) 3,465 1,101
TJX Cos., Inc. (The) 3,003 371
T-Mobile US, Inc. 1,386 330
Trade Desk, Inc. (The) Class A(Æ) 3,003 216
TransDigm Group, Inc. 462 703
Uber Technologies, Inc.(Æ) 10,395 970
Ulta Beauty, Inc.(Æ) 693 324
United Airlines, Inc.(Æ) 3,465 276
UnitedHealth Group, Inc. 2,310 721
Ventas, Inc.(ö) 3,003 190
Vertex Pharmaceuticals, Inc.(Æ) 1,386 617
Vertiv Holdings Co. Class A 4,620 593
Visa, Inc. Class A 2,772 984
W.W. Grainger, Inc. 231 240
Walmart, Inc. 6,237 610
Webster Financial Corp. 3,234 177
Wells Fargo & Co. 5,544 444
Welltower , Inc.(ö) 2,079 320
Williams-Sonoma, Inc. 1,617 264
94,499
Total Common Stocks
(cost $145,615) 148,819
Preferred Stocks - 0.5%
Germany - 0.3%
Henkel AG & Co. KGaA
3.015% (Ÿ) 2,541 200
Volkswagen AG
6.871% (Ÿ) 2,541 268
468
South Korea - 0.2%
Samsung Electronics Co., Ltd.
2.785% (Ÿ) 9,702 356
Total Preferred Stocks
(cost $815) 824
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 1.3%
United States - 1.3%
U.S. Cash Management Fund(@) 1,935,850 (∞) 1,935
Total Short-Term Investments
(cost $1,935) 1,935
Total Investments - 99.3%
(identified cost $148,365) 151,578
Other Assets and Liabilities,
Net - 0.7%
1,050
Net Assets - 100.0%
152,628

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Active ETF 19
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.6%
ABN AMRO Bank NV 05/29/25 EUR 15,246 26.19 400
417
Aena SME SA 05/29/25 EUR 6,930 27.30 189
185
WH Group, Ltd. 05/29/25 HKD 346,500 0.96 332 333
935
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 9 USD 986 09/25
33
S&P 500 E-Mini Index Futures 30 USD 9,381 09/25
247
TOPIX Index Futures 4 JPY 114,220 09/25 21
Short Positions
CAC40 Euro Index Futures 21 EUR 1,611 07/25
3
DAX Index Futures 2 EUR 1,202 09/25
(25)
EURO STOXX 50 Index Futures 18 EUR 959 09/25
(5)
FTSE 100 Index Futures 26 GBP 2,285 09/25
26
FTSE/MIB Index Futures 2 EUR 399 09/25
(5)
IBEX 35 Index Futures 3 EUR 418 07/25
(4)
OMXS30 Index Futures 17 SEK 4,238 07/25 —
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 291
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 49 AUD 75 09/17/25 —
Bank of America USD 86 JPY 12,400 09/17/25 —
Bank of America CHF 65 USD 80 09/17/25 (2)
Bank of America EUR 200 USD 231 09/17/25 (6)
Bank of America GBP 75 USD 10 2 09/17/25 (2)
Barclays USD 1,962 AUD 3,000 09/17/25 16
Barclays USD 2,812 JPY 400,000 09/17/25 (10)
Barclays CHF 2,500 USD 3,111 09/17/25 (70)
Barclays EUR 7,400 USD 8,624 09/17/25 (137)
Barclays GBP 3,000 USD 4,081 09/17/25 (39)
State Street USD 49 AUD 75 09/17/25 —
State Street USD 1,110 AUD 1,700 09/17/25 10
State Street USD 87 JPY 12,400 09/17/25 —
State Street USD 2,192 JPY 314,000 09/17/25 7
State Street CHF 65 USD 80 09/17/25 (2)
State Street CHF 1,500 USD 1,852 09/17/25 (57)
State Street EUR 200 USD 231 09/17/25 (6)
State Street EUR 4,500 USD 5,200 09/17/25 (126)
State Street GBP 75 USD 102 09/17/25 (1)
State Street GBP 1,600 USD 2,167 09/17/25 (30)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (455)

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Global Equity Active ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 511 $ — $ —
$ —
$ 511
Austria 1,226 — —
—
1,226
Belgium 730 — —
—
730
Brazil 1,407 — —
—
1,407
Canada 1,925 — —
—
1,925
China 773 — —
—
773
Denmark 1,251 — —
—
1,251
Finland 843 — —
—
843
France 6,468 — —
—
6,468
Germany 4,616 — —
—
4,616
Hong Kong 1,794 — —
—
1,794
India 567 — —
—
567
Ireland 1,463 — —
—
1,463
Israel 333 — —
—
333
Italy 1,756 — —
—
1,756
Japan 7,641 — —
—
7,641
Luxembourg 334 — —
—
334
Mexico 245 — —
—
245
Netherlands 4,251 — —
—
4,251
Norway 224 — —
—
224
Singapore 423 — —
—
423
South Africa 207 — —
—
207
South Korea 1,898 — —
—
1,898
Spain 798 — —
—
798
Sweden 850 — —
—
850
Switzerland 1,943 — —
—
1,943
Taiwan 2,568 — —
—
2,568
Thailand 327 — —
—
327
United Kingdom 6,948 — —
—
6,948
United States 94,499 — —
—
94,499
Preferred Stocks 824 — — — 824
Short-Term Investments — — — 1,935 1,935
Total Investments 149,643 — — 1,935 151,578
Other Financial Instruments
Assets
Futures Contracts 330 — — — 330
Foreign Currency Exchange Contracts — 3 3 — — 3 3
Liabilities
Futures Contracts (39) — — — (39)
Foreign Currency Exchange Contracts — (488) — — (488)

Russell Investments Exchange Traded Funds
Global Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Active ETF 21
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Other Financial Instruments
*
$ 291 $ (455) $ — $ — $ (164)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
21,049
Consumer Staples ...............................................................................
7,125
Energy ................................................................................................
5,923
Financial Services ..............................................................................
28,609
Health Care ........................................................................................
15,889
Materials and Processing ...................................................................
5,179
Producer Durables ..............................................................................
13,168
Technology .........................................................................................
48,552
Utilities ...............................................................................................
3,325
Preferred Stocks
Consumer Discretionary ....................................................................
268
Consumer Staples ...............................................................................
200
Technology .........................................................................................
356
Short-Term Investments .............................................................
1,935
Total Investments ............................................................................... 151,578
Transactions (amounts in thousands) during the period ended June 30, 2025 with underlying f unds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 6,975 $ 5,040 $ — $ — $ 1,935 $ 5 $ —

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 Emerging Markets Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 99.5%
Austria - 0.2%
Erste Group Bank AG 945 80
Brazil - 6.5%
Ambev SA - ADR 54,285 131
B3 SA - Brasil Bolsa Balcao 68,880 185
Banco Bradesco SA - ADR 45,255 140
Banco do Brasil SA 23,135 94
Centrais Eletricas Brasileiras SA - ADR 17,675 131
Cia de Saneamento Basico do Estado de
Sao Paulo SABESP - ADR 4,060 89
Cia Energetica de Minas Gerais - ADR 68,355 134
Cosan SA - ADR(Æ) 10,780 55
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 5,469 26
Dexco SA 59,430 62
Embraer SA - ADR 3,396 193
Itau Unibanco Holding SA - ADR 26,494 180
Localiza Rent a Car SA 11,095 83
Lojas Renner SA(Æ) 20,265 73
MercadoLibre, Inc.(Æ) 105 274
NU Holdings, Ltd. Class A(Æ) 16,451 226
Petroleo Brasileiro SA - ADR 22,120 264
PRIO SA(Æ) 4,309 34
Raia Drogasil SA 20,195 56
Suzano SA(Æ) 5,880 55
TIM SA - ADR 5,145 104
Vale SA Class B - ADR 22,889 222
WEG SA 14,630 115
2,926
Canada - 0.2%
Barrick Mining Corp. 4,095 85
Chile - 0.1%
Enel Americas SA 554,610 54
China - 27.8%
AAC Technologies Holdings, Inc. 11,500 60
Agricultural Bank of China, Ltd. Class
A 80,500 66
Agricultural Bank of China, Ltd. Class
H 175,000 125
Alibaba Group Holding, Ltd. - ADR 9,905 1,123
Aluminum Corp. of China, Ltd. Class A 77,000 76
Aluminum Corp. of China, Ltd. Class H 70,000 47
ANTA Sports Products, Ltd. 14,000 169
Atour Lifestyle Holdings, Ltd. - ADR 2,100 68
Autohome, Inc. - ADR 2,065 53
Baidu, Inc. - ADR(Æ) 2,626 225
Bank of China, Ltd. Class H 315,000 183
BeOne Medicines, Ltd.(Æ) 3,500 66
Bilibili, Inc. Class Z(Æ) 2,360 50
Bosideng International Holdings, Ltd. 70,000 41
Budweiser Brewing Co. APAC, Ltd.(Þ) 30,800 31
BYD Co., Ltd. Class H 17,500 273
China Construction Bank Corp. Class H 489,000 493
China CSSC Holdings, Ltd. Class A 14,000 64
China International Capital Corp., Ltd.
Class H(Þ) 55,600 125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Life Insurance Co., Ltd. Class H 35,000 84
China Mengniu Dairy Co., Ltd. 35,000 72
China Merchants Bank Co., Ltd. Class
H 45,500 318
China Overseas Land & Investment,
Ltd. 70,000 121
China Petroleum Engineering Co., Ltd.
Class A 133,000 61
China Resources Land, Ltd. 29,000 98
China Tower Corp., Ltd. Class H(Þ) 35,500 51
China Yangtze Power Co., Ltd. Class A 17,500 74
Chow Tai Fook Jewellery Group, Ltd. 56,000 96
CITIC Securities Co., Ltd. Class H 17,500 53
Consun Pharmaceutical Group, Ltd. 35,000 50
Contemporary Amperex Technology
Co., Ltd. Class A 3,500 123
Eastroc Beverage Group Co., Ltd.(Æ) 2,300 101
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 14,000 76
Full Truck Alliance Co., Ltd. - ADR 4,970 59
Geely Automobile Holdings, Ltd. 24,000 49
GF Securities Co., Ltd. Class A 24,500 57
Giant Biogene Holding Co., Ltd.(Þ) 7,000 51
Great Wall Motor Co., Ltd. Class H 52,500 81
Guosen Securities Co., Ltd. Class A 35,000 56
Guotai Haitong Securities Co., Ltd.
Class H(Þ) 42,000 67
Guotai Junan Securities Co., Ltd. Class
A 31,500 84
H World Group, Ltd. - ADR 2,730 93
Haidilao International Holding, Ltd.(Þ) 35,000 66
Haier Smart Home Co., Ltd. Class H 49,000 140
Henan Pinggao Electric Co., Ltd. Class
A 28,000 60
Hisense Visual Technology Co., Ltd.
Class A 9,500 31
Huatai Securities Co., Ltd. Class A 31,500 78
JD.com, Inc. - ADR 9,310 304
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 4,700 34
Kanzhun, Ltd. - ADR(Æ) 2,940 52
KE Holdings, Inc. - ADR 3,815 68
Kingsoft Corp., Ltd. 21,000 109
Lenovo Group, Ltd. 70,000 84
LexinFintech Holdings, Ltd. - ADR 5,670 41
Li Ning Co., Ltd. 35,000 75
Longfor Group Holdings, Ltd.(Þ) 52,500 62
Meituan Class B(Æ)(Þ) 24,500 391
Midea Group Co., Ltd. Class A 7,000 71
NetEase, Inc. - ADR 1,854 250
PDD Holdings, Inc. - ADR(Æ) 2,589 271
Ping An Insurance Group Co. of China,
Ltd. Class A 7,000 54
Ping An Insurance Group Co. of China,
Ltd. Class H 52,500 333
Pop Mart Internaitonal Group, Ltd.(Þ) 7,000 238
Qifu Technology, Inc. - ADR 1,855 80
SDIC Capital Co., Ltd. Class A 28,400 30
SF Holding Co., Ltd. Class H 9,200 53

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Equity Active ETF 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shandong Nanshan Aluminum Co., Ltd.
Class A 52,100 28
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 38,000 30
Shanying International Holdings Co.,
Ltd. Class A(Æ) 116,000 31
Shenzhou International Group
Holdings, Ltd. 4,700 33
Sunny Optical Technology Group Co.,
Ltd. 7,100 63
Tencent Holdings, Ltd. 31,500 2,018
Tencent Music Entertainment Group
- ADR 3,745 73
Trip.com Group, Ltd. - ADR 3,815 224
Vipshop Holdings, Ltd. - ADR 3,780 57
Weichai Power Co., Ltd. Class H 70,000 142
Wilmar International, Ltd. 45,500 103
Wuliangye Yibin Co., Ltd. Class A 2,400 40
WuXi AppTec Co., Ltd. Class A 3,500 34
WuXi AppTec Co., Ltd. Class H(Þ) 7,000 70
Xiaomi Corp. Class B(Æ)(Þ) 76,800 587
Xinyi Glass Holdings, Ltd. 70,000 67
Xinyi Solar Holdings, Ltd. 140,000 44
Yealink Network Technology Corp.,
Ltd. Class A 7,000 34
Yum China Holdings, Inc. 2,065 92
Yutong Bus Co.,Ltd. Class A 14,000 49
Zhejiang Longsheng Group Co., Ltd.
Class A 23,700 34
Zhejiang NHU Co., Ltd. Class A 21,000 62
Zhongsheng Group Holdings, Ltd. 35,000 54
Zijin Mining Group Co., Ltd. Class H 48,000 123
ZTO Express (Cayman), Inc. - ADR 7,805 139
12,519
Colombia - 0.4%
Ecopetrol SA - ADR 6,895 61
Grupo Cibest SA - ADR 2,555 118
179
France - 0.1%
Danone SA 560 46
Greece - 1.0%
Alpha Bank SA 30,765 108
Eurobank Ergasias SA 17,745 61
National Bank of Greece SA 9,065 116
OPAP SA 3,885 88
Piraeus Financial Holdings SA 10,885 75
448
Hong Kong - 1.4%
AIA Group, Ltd. 21,000 188
ASMPT, Ltd. 7,000 51
Sino Biopharmaceutical, Ltd. 280,000 188
WH Group, Ltd.(Þ) 192,500 185
612
Hungary - 0.5%
OTP Bank PLC 2,625 210
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
India - 15.7%
Apollo Hospitals Enterprise, Ltd. 2,240 189
Avenue Supermarts, Ltd.(Æ)(Þ) 1,645 84
Axis Bank, Ltd. 13,615 190
Bajaj Finance, Ltd. 30,260 330
Bank of Baroda 22,400 65
Bharat Electronics, Ltd. 59,640 293
Bharti Airtel, Ltd. 19,705 462
Britannia Industries, Ltd. 2,170 148
Canara Bank 55,195 74
Cipla, Ltd. 3,430 60
Dixon Technologies India, Ltd.(Þ) 350 61
DLF, Ltd. 10,780 105
Eternal, Ltd.(Æ) 34,790 107
GAIL India, Ltd. 38,955 87
GMR Infrastructure, Ltd.(Æ) 36,675 36
Godrej Properties, Ltd.(Æ) 2,310 63
HCL Technologies, Ltd. 7,490 151
HDFC Asset Management Co., Ltd.(Þ) 1,295 78
HDFC Bank, Ltd. - ADR 10,010 768
HDFC Life Insurance Co., Ltd.(Þ) 12,355 117
Hero MotoCorp, Ltd. 663 33
Hindalco Industries, Ltd. 13,370 108
Hindustan Aeronautics, Ltd.(Þ) 1,820 103
ICICI Bank, Ltd. - ADR 12,354 416
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 2,240 53
Indian Hotels Co., Ltd. (The) 12,285 109
Infosys, Ltd. - ADR 15,224 282
Larsen & Toubro, Ltd. 3,465 148
Lupin, Ltd. 3,465 78
Macrotech Developers, Ltd.(Þ) 3,745 61
Mahindra & Mahindra, Ltd. 5,285 196
MakeMyTrip, Ltd.(Æ) 525 52
Max Healthcare Institute, Ltd. 8,330 124
Mphasis, Ltd. 1,750 58
National Aluminium Co., Ltd. 16,218 36
Persistent Systems, Ltd. 521 37
Petronet LNG, Ltd. 23,625 83
Phoenix Mills, Ltd. (The) 3,290 60
Power Finance Corp., Ltd. 12,005 60
Reliance Industries, Ltd. 27,336 478
Shriram Finance, Ltd. 13,405 111
State Bank of India 10,325 99
Sun Pharmaceutical Industries, Ltd. 7,210 141
Tech Mahindra, Ltd. 4,270 84
Titan Co., Ltd. 3,325 143
Trent, Ltd. 1,120 81
TVS Motor Co., Ltd. 1,960 67
UPL, Ltd. 27,055 209
Varun Beverages, Ltd. 13,125 70
7,048
Indonesia - 1.4%
Astra International Tbk PT 381,500 106
Bank Central Asia Tbk PT 409,500 219
Bank Rakyat Indonesia Persero Tbk PT 735,000 169
Telkom Indonesia Persero Tbk PT 780,500 134
628

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 Emerging Markets Equity Active ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Italy - 0.2%
Coca-Cola HBC AG(Æ) 1,435 75
Kazakhstan - 0.3%
Air Astana JSC - GDR(Þ) 6,860 38
Kaspi.KZ JSC - ADR 1,295 110
148
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 35,000 155
Malaysia - 0.4%
Petronas Chemicals Group Bhd 66,500 55
Public Bank Bhd 129,500 133
188
Mexico - 1.7%
Arca Continental SAB de CV 6,300 67
Fresnillo PLC 8,190 162
Grupo Financiero Banorte SAB de CV
Class O 23,975 219
Kimberly-Clark de Mexico SAB de CV
Class A 51,800 95
Southern Copper Corp. 630 64
Ternium SA - ADR 1,610 48
Wal-Mart de Mexico SAB de CV 35,420 117
772
Netherlands - 0.3%
ASML Holding NV Class G 105 84
Ferrari NV 70 35
119
Peru - 0.4%
Credicorp, Ltd. 770 172
Philippines - 0.7%
Ayala Land, Inc. 175,000 84
BDO Unibank, Inc. 43,400 118
International Container Terminal
Services, Inc. 13,300 97
299
Poland - 1.0%
Bank Polska Kasa Opieki SA 1,085 56
Dino Polska SA(Æ)(Þ) 980 143
Powszechna Kasa Oszczednosci Bank
Polski SA 6,895 144
Powszechny Zaklad Ubezpieczen SA 5,635 98
441
Qatar - 0.2%
Qatar National Bank QPSC 20,475 98
Saudi Arabia - 2.5%
Al Rajhi Bank 11,620 293
Banque Saudi Fransi 6,795 32
Dr Sulaiman Al Habib Medical Services
Group Co. 497 36
Etihad Etisalat Co. 6,685 105
Riyad Bank 9,555 73
Saudi Arabian Oil Co.(Þ) 23,835 155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Saudi Awwal Bank 13,230 119
Saudi National Bank (The) 23,135 223
Saudi Telecom Co. 8,085 92
1,128
Singapore - 0.8%
Grab Holdings, Ltd. Class A(Æ) 21,735 109
Sea, Ltd. - ADR(Æ) 1,681 269
378
South Africa - 2.0%
Absa Group, Ltd. 11,620 116
Anglogold Ashanti PLC 3,885 177
Clicks Group, Ltd. 2,625 55
FirstRand, Ltd. 26,110 112
Gold Fields, Ltd. 6,930 163
Naspers, Ltd. Class N 595 185
Sibanye Stillwater, Ltd.(Æ) 52,920 96
904
South Korea - 12.8%
Amorepacific Corp. 1,015 103
Cheil Worldwide, Inc. 2,462 37
CJ CheilJedang Corp. 166 31
Coupang, Inc.(Æ) 3,500 105
DB Insurance Co., Ltd. 1,400 128
Hana Financial Group, Inc. 3,010 192
Hankook Tire & Technology Co., Ltd. 3,535 104
Hanwha Aerospace Co., Ltd. 245 154
HD Hyundai Electric Co., Ltd. 315 118
Hyundai Heavy Industries Co., Ltd. 735 199
Hyundai Mobis Co., Ltd. 770 164
Hyundai Robotics Co., Ltd. 1,400 134
Hyundai Rotem Co., Ltd. 1,085 158
KB Financial Group, Inc. - ADR 3,325 275
KEPCO Plant Service & Engineering
Co., Ltd. 1,575 70
Korea Electric Power Corp. - ADR 15,576 222
Korea Investment Holdings Co., Ltd. 1,925 199
KT Corp. - ADR 5,075 105
KT&G Corp. 1,085 103
LG Electronics, Inc. Class H 592 32
Mando Corp. 2,415 59
NAVER Corp. 770 150
Samsung Biologics Co., Ltd.(Æ)(Þ) 174 128
Samsung Electro-Mechanics Co., Ltd. 1,785 178
Samsung Electronics Co., Ltd. 21,806 966
Samsung Fire & Marine Insurance Co.,
Ltd. 350 113
Samsung Heavy Industries Co., Ltd.(Æ) 4,874 60
Samsung Securities Co., Ltd. 1,890 103
Shinhan Financial Group Co., Ltd.
- ADR 5,531 250
SK Hynix, Inc. 3,605 780
SK Telecom Co., Ltd. - ADR 6,055 141
S-Oil Corp. 2,135 95
Woori Financial Group, Inc. - ADR 2,485 124
5,780
Taiwan - 16.0%
Accton Technology Corp. 7,000 175

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Equity Active ETF 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Arcadyan Technology Corp. 7,000 48
ASPEED Technology, Inc. 1,000 162
Bizlink Holding, Inc. 6,000 174
China Airlines, Ltd. 70,000 52
Compal Electronics, Inc. 105,000 104
CTBC Financial Holding Co., Ltd. 105,000 157
Delta Electronics, Inc. 8,000 113
E Ink Holdings, Inc. 3,000 23
E.Sun Financial Holding Co., Ltd. 105,000 118
Fubon Financial Holding Co., Ltd. 70,000 209
Globalwafers Co., Ltd. 8,000 83
Hiwin Technologies Corp. 13,000 93
Hon Hai Precision Industry Co., Ltd. 54,000 298
KGI Financial Holding Co., Ltd. 280,000 143
Largan Precision Co., Ltd. 1,000 81
MediaTek, Inc. 12,000 514
Realtek Semiconductor Corp. 9,000 175
Taiwan Semiconductor Manufacturing
Co., Ltd. 105,000 3,810
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 1,924 436
Uni-President Enterprises Corp. 35,000 97
Yuanta Financial Holding Co., Ltd. 105,000 123
7,188
Thailand - 2.1%
Advanced Info Service PCL 10,500 90
Bangkok Bank PCL 24,500 105
Bangkok Dusit Medical Services PCL 66,500 42
Charoen Pokphand Foods PCL 115,500 82
CP ALL PCL 49,000 66
Indorama Ventures PCL 105,000 66
Kasikornbank PCL 21,000 99
PTT Exploration & Production PCL 35,000 118
SCB X PCL 28,000 101
Siam Cement PCL (The) 10,500 54
Srisawad Corp. PCL 80,500 40
Thai Beverage PCL 252,000 91
954
Turkey - 0.7%
Akbank TAS 86,345 148
Aselsan Elektronik Sanayi Ve Ticaret
AS 15,120 57
BIM Birlesik Magazalar AS 4,900 61
Turkcell Iletisim Hizmetleri AS 29,785 72
338
United Arab Emirates - 1.0%
Dubai Islamic Bank PJSC 27,335 68
Emaar Development PJSC 15,750 58
Emaar Properties PJSC 74,375 275
Salik Co. PJSC 42,140 69
470
United Kingdom - 0.1%
HSBC Holdings PLC 4,270 52
United States - 0.7%
Cognizant Technology Solutions Corp.
Class A 1,680 131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freeport-McMoRan, Inc. 1,820 79
Globant SA(Æ) 595 54
Netflix, Inc. Class B(Æ) 35 47
311
Total Common Stocks
(cost $43,640) 44,805
Short-Term Investments - 0.4%
United States - 0.4%
U.S. Cash Management Fund(@) 171,323 (∞) 171
Total Short-Term Investments
(cost $171) 171
Total Investments - 99.9%
(identified cost $43,811) 44,976
Other Assets and Liabilities,
Net - 0.1%

Net Assets - 100.0%
45,014

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 Emerging Markets Equity Active ETF
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.5%
Air Astana JSC 05/29/25 6,860 5.80 40
38
Avenue Supermarts, Ltd. 05/29/25 INR 1,645 47.52 78
84
Budweiser Brewing Co. APAC, Ltd. 05/29/25 HKD 30,800 1.09 34
31
China International Capital Corp., Ltd. 05/29/25 HKD 55,600 2.06 115
125
China Tower Corp., Ltd. 05/29/25 HKD 35,500 1.50 53
51
Dino Polska SA 05/29/25 PLN 980 140.50 138
143
Dixon Technologies India, Ltd. 05/29/25 INR 350 170.90 60
61
Giant Biogene Holding Co., Ltd. 05/29/25 HKD 7,000 7.70 54
51
Guotai Haitong Securities Co., Ltd. 05/29/25 HKD 42,000 1.50 63
67
Haidilao International Holding, Ltd. 05/29/25 HKD 35,000 1.95 68
66
HDFC Asset Management Co., Ltd. 05/29/25 INR 1,295 59.00 76
78
HDFC Life Insurance Co., Ltd. 05/29/25 INR 12,355 8.91 110
117
Hindustan Aeronautics, Ltd. 05/29/25 INR 1,820 58.79 107
103
ICICI Lombard General Insurance Co., Ltd. 05/29/25 INR 2,240 22.59 51
53
Longfor Group Holdings, Ltd. 05/29/25 HKD 52,500 1.26 66
62
Macrotech Developers, Ltd. 05/29/25 INR 3,745 17.13 64
61
Meituan 05/29/25 HKD 24,500 18.06 442
391
Pop Mart Internaitonal Group, Ltd. 05/29/25 HKD 7,000 34.00 238
238
Samsung Biologics Co., Ltd. 05/29/25 KRW 174 753.02 131
128
Saudi Arabian Oil Co. 05/29/25 SAR 23,835 6.66 159
155
WH Group, Ltd. 05/29/25 HKD 192,500 0.95 184
185
WuXi AppTec Co., Ltd. 05/29/25 HKD 7,000 9.71 68
70
Xiaomi Corp. 05/29/25 HKD 76,800 6.79 521 587
2,945
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Austria $ 80 $ — $ —
$ —
$ 80
Brazil 2,926 — —
—
2,926
Canada 85 — —
—
85
Chile 54 — —
—
54
China 12,519 — —
—
12,519
Colombia 179 — —
—
179
France 46 — —
—
46
Greece 448 — —
—
448
Hong Kong 612 — —
—
612
Hungary 210 — —
—
210
India 7,048 — —
—
7,048
Indonesia 628 — —
—
628
Italy 75 — —
—
75
Kazakhstan 148 — —
—
148
Macao 155 — —
—
155
Malaysia 188 — —
—
188
Mexico 772 — —
—
772
Netherlands 119 — —
—
119
Peru 172 — —
—
172

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Equity Active ETF 27
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Philippines 299 — —
—
299
Poland 441 — —
—
441
Qatar 98 — —
—
98
Saudi Arabia 1,128 — —
—
1,128
Singapore 378 — —
—
378
South Africa 904 — —
—
904
South Korea 5,780 — —
—
5,780
Taiwan 7,188 — —
—
7,188
Thailand 954 — —
—
954
Turkey 338 — —
—
338
United Arab Emirates 470 — —
—
470
United Kingdom 52 — —
—
52
United States 311 — —
—
311
Short-Term Investments — — — 171 171
Total Investments $ 44,80 5 $ — $ — $ 171 $ 44,976
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
8,668
Consumer Staples ...............................................................................
2,049
Energy ................................................................................................
1,325
Financial Services ..............................................................................
12,692
Health Care ........................................................................................
1,333
Materials and Processing ...................................................................
2,400
Producer Durables ..............................................................................
2,874
Technology .........................................................................................
11,800
Utilities ...............................................................................................
1,664
Short-Term Investments .............................................................

Total Investments ............................................................................... 44,976

Russell Investments Exchange Traded Funds
Emerging Markets Equity Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 Emerging Markets Equity Active ETF
Transactions (amounts in thousands) during the period ended June 30, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 16,822 $ 16,651 $ — $ — $ 171 $ 3 $ —

Russell Investments Exchange Traded Funds
Global Infrastructure Active ETF
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Active ETF 29
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 99.6%
Australia - 7.0%
Atlas Arteria, Ltd. 67,765 227
Transurban Group(Æ) 91,758 844
1,071
Canada - 7.3%
Canadian National Railway Co. 2,143 223
Canadian Pacific Kansas City, Ltd. 4,095 325
Fortis, Inc. 1,456 70
Pembina Pipeline Corp. 4,089 154
TC Energy Corp. 7,143 348
1,120
France - 3.8%
Aeroports de Paris SA 1,893 238
Getlink SE 9,274 179
Vinci SA 1,095 161
578
Germany - 1.1%
RWE AG 4,024 168
Italy - 1.4%
Hera SpA 22,389 108
Infrastrutture Wireless Italiane SpA(Þ) 8,281 101
209
Japan - 3.7%
Chubu Electric Power Co., Inc. 4,600 57
East Japan Railway Co. 6,000 129
Japan Airport Terminal Co., Ltd. 5,300 169
Kansai Electric Power Co., Inc. (The) 4,600 55
Osaka Gas Co., Ltd. 6,200 159
569
Netherlands - 1.1%
Koninklijke Vopak NV 3,413 170
New Zealand - 1.6%
Auckland International Airport, Ltd. 52,892 250
Spain - 5.7%
Aena SME SA(Þ) 28,570 763
Cellnex Telecom SA(Þ) 2,871 111
874
Switzerland - 1.7%
Flughafen Zurich AG 920 262
United Kingdom - 4.5%
National Grid PLC 35,616 519
Severn Trent PLC Class H 4,820 181
700
United States - 60.7%
Ameren Corp. 2,384 229
American Electric Power Co., Inc. 3,784 393
American Tower Corp.(ö) 2,140 473
American Water Works Co., Inc. 1,032 144
CenterPoint Energy, Inc. 3,296 121
Cheniere Energy, Inc. 1,465 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Consolidated Edison, Inc. 2,081 209
Crown Castle, Inc.(ö) 2,630 270
CSX Corp. 13,232 432
Dominion Energy, Inc. 6,046 342
Duke Energy Corp. 4,520 534
Entergy Corp. 2,928 243
Evergy, Inc. 4,264 294
Eversource Energy 3,664 233
Exelon Corp. 7,808 339
GFL Environmental, Inc. 3,168 160
Kinder Morgan, Inc. 9,879 290
NextEra Energy, Inc. 7,568 525
NiSource, Inc. 4,275 172
Norfolk Southern Corp. 1,227 314
ONEOK, Inc. 3,534 288
PG&E Corp. 18,064 252
PPL Corp. 5,856 198
Public Service Enterprise Group, Inc. 4,516 380
SBA Communications Corp.(ö) 738 173
Sempra Energy 2,567 195
Targa Resources Corp. 1,281 223
TXNM Energy, Inc. 930 52
UGI Corp. 5,423 198
Union Pacific Corp. 1,890 435
WEC Energy Group, Inc. 1,948 203
Williams Cos., Inc. (The) 4,816 302
Xcel Energy, Inc. 5,120 349
9,322
Total Common Stocks
(cost $15,128) 15,293
Short-Term Investments - 0.2%
United States - 0.2%
U.S. Cash Management Fund(@) 22,770 (∞) 23
Total Short-Term Investments
(cost $23) 23
Total Investments - 99.8%
(identified cost $15,151) 15,316
Other Assets and Liabilities,
Net - 0.2%
36
Net Assets - 100.0%
15,352

Russell Investments Exchange Traded Funds
Global Infrastructure Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 Global Infrastructure Active ETF
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.4%
Aena SME SA 05/13/25 EUR 28,570 26.73 764
763
Cellnex Telecom SA 05/13/25 EUR 2,871 37.84 109
111
Infrastrutture Wireless Italiane SpA 05/13/25 EUR 8,281 11.78 97 101
975
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 1,071 $ — $ —
$ —
$ 1,071
Canada 1,120 — —
—
1,120
France 578 — —
—
578
Germany 168 — —
—
168
Italy 209 — —
—
209
Japan 569 — —
—
569
Netherlands 170 — —
—
170
New Zealand 250 — —
—
250
Spain 874 — —
—
874
Switzerland 262 — —
—
262
United Kingdom 700 — —
—
700
United States 9,322 — —
—
9,322
Short-Term Investments — — — 23 23
Total Investments $ 15,293 $ — $ — $ 23 $ 15,316
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Airport Services .................................................................................
919
Construction & Engineering ..............................................................
161
Diversified ..........................................................................................
270
Electric Utilities .................................................................................
3,469
Environmental & Facilities Services .................................................
160
Gas Utilities .......................................................................................

Highways & Railtracks ......................................................................
1,250

Russell Investments Exchange Traded Funds
Global Infrastructure Active ETF
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Active ETF 31
Amounts in thousands
Sector Exposure
Fair Value
$
Integrated Telecommunication Services ............................................
101
Multi-Utilities ....................................................................................
2,646
Oil & Gas Storage & Transportation .................................................
2,132
Rail Transportation .............................................................................
1,858
Technology .........................................................................................
757
Water Utilities ....................................................................................
1,213
Short-Term Investments .......................................................
23
Total Investments ............................................................................... 15,316
Transactions (amounts in thousands) during the period ended June 30, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 185 $ 162 $ — $ — $ 23 $ — $ —

Russell Investments Exchange Traded Funds
Notes to Schedules of Investments — June 30, 2025 (Unaudited)
32 Notes to Schedules of Investments
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(ç) At amortized cost, which approximates fair value – due within 60 days.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Þ) Restricted security. Rule 144A security not registered under the Securities Act of 1933.
(å) Currency balances were pledged in connection with futures contracts entered into by the Fund.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index (CPI) or other contractual arrangements.
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
AUD – Australian dollar
EUR – Euro
GBP – British pound sterling
HKD – Hong Kong dollar
INR – Indian rupee
JPY – Japanese yen
KRW – South Korean won
PLN – Polish zloty
SAR – Saudi riyal
SEK – Swedish krona
USD – United States dollar

Russell Investments Exchange Traded Funds
Notes to Quarterly Report — June 30, 2025 (Unaudited)
Notes to Quarterly Report 33
1. Significant Accounting Policies
Russell Investments Exchange Traded Funds (the “Trust”) is a series investment company with five different investment portfolios referred to as funds. This Quarterly Report reports on each of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees (“Board”)
has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Russell Investments Exchange Traded Funds
Notes to Quarterly Report, continued — June 30, 2025 (Unaudited)
34 Notes to Quarterly Report
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts and futures contracts that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
There were no Level 3 investments at the beginning or end of the period.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data
(e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level
3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

Russell Investments Exchange Traded Funds
Notes to Quarterly Report, continued — June 30, 2025 (Unaudited)
Notes to Quarterly Report 35
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest any cash held in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC, the Funds’ administrator, charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent prospectus
.

Russell Investments
Exchange Traded Funds
1301 Second Avenue
Seattle, Washington 98101*
800-787-7354
Fax: 206-505-3495
* Effective September 2025, the address will change to 401 Union Street, Suite 1800,
Seattle, Washington 98101
.